Note 6 - Lease - Maturity of Operating Lease (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Year ending December 31, 2023		$ 106
Total undiscounted future lease payments		106
Less: imputed interest		0
Total lease liabilities	$ 0	$ 106	$ 500